COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - Intec Pharma Ltd. [Member] ₪ in Thousands, $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Jul. 13, 2005
Other income				$ 1,500
Joint Venture and Exclusive License Agreement [Member]
Royalties rate paid based on the overall net income from the sale of the products							3.00%
Royalties rate paid based on sub-licenses on any payment or benefit whatsoever that may receive from sub-licenses							15.00%
Cooperation Agreements - Termination Fee from Novartis [Member]
Other income				1,500
Grants from the IIA [Member]
Total amount of grants received from the IIA	$ 11,300
Grants from the IIA [Member] | Israel, New Shekels
Total amount of grants received from the IIA | ₪		₪ 42,300
Grants from the IIA [Member] | Minimum [Member]
Royalties rate	3.00%
Grants from the IIA [Member] | Maximum [Member]
Royalties rate	5.00%
Lease Agreements [Member]
Bank guarantee	$ 157			147
LTS Process Development Agreement [Member]
Total cost of the equipment					$ 7,800
Impairment charge				4,100
Fair value of equipment				3,700
Additional amount recognized as liability in respect to facility upgrading costs	2,450
LTS Process Development Agreement [Member] | Euro Member Countries, Euro
Total cost of the equipment | €						€ 6.8
Additional amount recognized as liability in respect to facility upgrading costs | €			€ 2.0
Impairment Assessment [Member]
Impairment charge of AP-CD/LD Assets, net				$ 13,700
Net book value of equipment	3,700
Lawsuit [Member]
Plaintiffs pecuniary damages	750
Settlement amount to each plaintiff	$ 125
Lawsuit [Member] | Israel, New Shekels
Plaintiffs pecuniary damages | ₪		2,400
Settlement amount to each plaintiff | ₪		₪ 400